Goodwill and Other Intangible Assets - Intangible Assets Subject to Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Amount	$ 560,360	$ 540,725
Accumulated Amortization	(88,805)	(68,253)
Net Balance	471,555	472,472
Noncompetition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Amount	6,314	6,274
Accumulated Amortization	(6,179)	(6,144)
Net Balance	135	130
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Amount	65,550	45,955
Accumulated Amortization	(25,575)	(17,551)
Net Balance	39,975	28,404
Operating Permits
Finite-Lived Intangible Assets [Line Items]
Gross Amount	458,951	458,951
Accumulated Amortization	(36,111)	(26,435)
Net Balance	422,840	432,516
Use Rights And Other
Finite-Lived Intangible Assets [Line Items]
Gross Amount	16,745	16,745
Accumulated Amortization	(11,243)	(10,176)
Net Balance	5,502	6,569
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Amount	12,800	12,800
Accumulated Amortization	(9,697)	(7,947)
Net Balance	$ 3,103	$ 4,853